Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Tables)	6 Months Ended
Sep. 30, 2022
Offsetting [Abstract]
Offsetting Assets	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet(1)	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2022:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥10,611	¥—	¥10,611	¥(7,032)	¥(620)	¥2,959
Receivables under resale agreements	14,527	(2,024)	12,503	(11,614)	(29)	860
Receivables under securities borrowing transactions	4,571	(75)	4,496	(4,367)	—	129
Total	¥29,709	¥(2,099)	¥27,610	¥(23,013)	¥(649)	¥3,948
Financial liabilities:
Derivative liabilities	¥10,948	¥—	¥10,948	¥(6,749)	¥(2,225)	¥1,974
Payables under repurchase agreements	29,717	(1,991)	27,726	(26,115)	(85)	1,526
Payables under securities lending transactions	1,097	(75)	1,022	(990)	(5)	27
Obligations to return securities received as collateral	6,826	—	6,826	(1,864)	—	4,962
Total	¥48,588	¥(2,066)	¥46,522	¥(35,718)	¥(2,315)	¥8,489

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet(1)	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2022:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,614	¥—	¥16,614	¥(11,671)	¥(1,633)	¥3,310
Receivables under resale agreements	15,660	(2,276)	13,384	(12,687)	(36)	661
Receivables under securities borrowing transactions	4,576	(89)	4,487	(4,397)	—	90
Total	¥36,850	¥(2,365)	¥34,485	¥(28,755)	¥(1,669)	¥4,061
Financial liabilities:
Derivative liabilities	¥17,646	¥—	¥17,646	¥(11,070)	¥(2,586)	¥3,990
Payables under repurchase agreements	36,876	(2,238)	34,638	(33,635)	(55)	948
Payables under securities lending transactions	991	(89)	902	(879)	(7)	16
Obligations to return securities received as collateral	6,752	—	6,752	(1,736)	—	5,016
Total	¥62,265	¥(2,327)	¥59,938	¥(47,320)	¥(2,648)	¥9,970

Note:	(1)Net amounts in the above table includes those relating to Financial assets and liabilities of transferred business of MUFG Union Bank. See Note 2 for more information.

Offsetting Liabilities	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet(1)	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2022:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥10,611	¥—	¥10,611	¥(7,032)	¥(620)	¥2,959
Receivables under resale agreements	14,527	(2,024)	12,503	(11,614)	(29)	860
Receivables under securities borrowing transactions	4,571	(75)	4,496	(4,367)	—	129
Total	¥29,709	¥(2,099)	¥27,610	¥(23,013)	¥(649)	¥3,948
Financial liabilities:
Derivative liabilities	¥10,948	¥—	¥10,948	¥(6,749)	¥(2,225)	¥1,974
Payables under repurchase agreements	29,717	(1,991)	27,726	(26,115)	(85)	1,526
Payables under securities lending transactions	1,097	(75)	1,022	(990)	(5)	27
Obligations to return securities received as collateral	6,826	—	6,826	(1,864)	—	4,962
Total	¥48,588	¥(2,066)	¥46,522	¥(35,718)	¥(2,315)	¥8,489

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet(1)	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2022:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,614	¥—	¥16,614	¥(11,671)	¥(1,633)	¥3,310
Receivables under resale agreements	15,660	(2,276)	13,384	(12,687)	(36)	661
Receivables under securities borrowing transactions	4,576	(89)	4,487	(4,397)	—	90
Total	¥36,850	¥(2,365)	¥34,485	¥(28,755)	¥(1,669)	¥4,061
Financial liabilities:
Derivative liabilities	¥17,646	¥—	¥17,646	¥(11,070)	¥(2,586)	¥3,990
Payables under repurchase agreements	36,876	(2,238)	34,638	(33,635)	(55)	948
Payables under securities lending transactions	991	(89)	902	(879)	(7)	16
Obligations to return securities received as collateral	6,752	—	6,752	(1,736)	—	5,016
Total	¥62,265	¥(2,327)	¥59,938	¥(47,320)	¥(2,648)	¥9,970

Note:	(1)Net amounts in the above table includes those relating to Financial assets and liabilities of transferred business of MUFG Union Bank. See Note 2 for more information.